Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8 – RELATED PARTY TRANSACTIONS

Due to Related Parties

At December 31, 2018 and 2017, the due to related parties amount consisted of the following:

	December 31, 2018	December 31, 2017
Advances from Xiangdong Wen (1)	$150,338	$-
Advances from Zhen Fan (2)	53,297	-
Repurchase of common stock on credit from shareholders (3)	36,000	-
	$239,635	$-

(1)	Xiangdong Wen is the chairman and 17.2% shareholder of the Company.
(2)	Zhen Fan is the chief executive officer and 16.2% shareholder of the Company.
(3)	On August 7, 2018, the Company repurchased 36,000,000 shares of its common stock from 14 shareholders through a privately negotiated transaction at an aggregate price of $36,000. The treasury stock purchase amount was paid in full in January 2019.

From time to time, Xiangdong Wen and Zhen Fan provided advances to the Company to supplement its working capital needs. Those advances are short-term in nature, non-interest bearing, unsecured and payable on demand.

Shareholders’ Contribution

During the year ended December 31, 2018 and 2017, the Company’s shareholders contributed $5,448 and $68,641, respectively, to the Company for working capital needs. See Note 10 for details.